Related Party Transactions (Details) - USD ($)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2019	Aug. 31, 2020	Feb. 28, 2019	Feb. 27, 2019	Nov. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 29, 2019
Related Party Transactions (Textual)
Description of shares limited exemption								(i) one year after the completion of the Initial Business Combination and (ii) subsequent to the Initial Business Combination, (a) if the last reported sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, or (b) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.		(a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Description of private placement warrants								Purchased an aggregate of 6,660,183 Private Placement Warrants at a price of $1.00 per warrant, generating gross proceeds of approximately $6.66 million, in the Private Placement. Each Private Placement Warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $11.50 per share.		Purchased an aggregate of 6,660,183 Private Placement Warrants at a price of $1.00 per warrant, generating gross proceeds of approximately $6.66 million, in the Private Placement. Each Private Placement Warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $11.50 per share.
Borrowed											$ 580,000
Administrative expenses						$ 30,000	$ 30,000	$ 60,000	$ 40,000	$ 100,000
Monthly payment to sponsor				$ 10,000
Outstanding notes payable								$ 120,000
Founder Shares [Member]
Related Party Transactions (Textual)
Exchange for issuance of shares					5,750,000
Price per share					$ 0.004
Offering expenses					$ 25,000
Shares forfeited	643,520
Sponsor [Member]
Related Party Transactions (Textual)
Shares forfeited	643,520
Non-interest bearing promissory		$ 500,000
Common Stock Class B
Related Party Transactions (Textual)
Description of effected a stock dividend			The Company effected a stock dividend of 718,750 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 6,468,750 Founder Shares (up to 843,750 shares of which were subject to forfeiture to the extent the underwriters did not exercise their over-allotment option).
Shares forfeited	643,520